LOANS PAYABLE (Details Narrative) - USD ($)	1 Months Ended			12 Months Ended
	Jan. 31, 2020	Jan. 30, 2020	Nov. 30, 2019	Dec. 31, 2021	Dec. 31, 2020
Loans Payable
Loans received		$ 183,000	$ 2,317,000
Interest	$ 5,000				$ 9,000
Interest paid					$ 5,000
Share purchase warrants				466,666
Warrants issued				153,333
Warrant exercise price				$ 0.75
Warrants exercised				66,667	200,000
Warrants expired				199,999
Loans earned interest rate				10.00%